CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) ¥ in Millions, $ in Millions	JPY (¥)		USD ($)	Previously Reported JPY (¥)	Effect of reverse recapitalization JPY (¥)	Issued capital Ordinary shares JPY (¥)	Issued capital Ordinary shares Previously Reported JPY (¥)	Issued capital Ordinary shares Effect of reverse recapitalization JPY (¥)	Issued capital Common stock JPY (¥)	Issued capital Common stock Previously Reported JPY (¥)	Issued capital Common stock Effect of reverse recapitalization JPY (¥)	Capital surplus JPY (¥)	Capital surplus Previously Reported JPY (¥)	Capital surplus Effect of reverse recapitalization JPY (¥)	Share-based payment reserve JPY (¥)	Share-based payment reserve Previously Reported JPY (¥)	Treasury shares JPY (¥)	Treasury shares Previously Reported JPY (¥)	Retained earnings JPY (¥)	Retained earnings Previously Reported JPY (¥)	Foreign currency translation adjustment JPY (¥)	Foreign currency translation adjustment Previously Reported JPY (¥)
Equity at beginning of period at Mar. 31, 2024	¥ 12,444			¥ 12,444	¥ 0	¥ 196	¥ 0	¥ 196	¥ 0	¥ 386	¥ (386)	¥ 668	¥ 478	¥ 190	¥ 0	¥ 0	¥ 0	¥ 0	¥ 11,580	¥ 11,580	¥ 0	¥ 0
Issuance of new shares	11,383					15						11,372					(4)
Proceeds received from non-redemption agreement	202											202
Foreign currency translation adjustment in foreign operations	(72)																				(72)
Net (loss) profit for the period	(14,992)																		(14,992)
Equity at end of period at Dec. 31, 2024	8,965					211			0			12,242			0		(4)		(3,412)		(72)
Equity at beginning of period at Mar. 31, 2025	10,769	[1]				213			0			13,317			0		(4)		(2,770)		13
Share-based payments			$ 935												935
Issuance of new shares	3,405					9						3,396
Foreign currency translation adjustment in foreign operations	(240)																				(240)
Net (loss) profit for the period	(617)																		(617)
Issuance of shares for restricted share units	0											84			(84)
Equity at end of period at Dec. 31, 2025	¥ 14,251					¥ 222			¥ 0			¥ 16,797			¥ 851		¥ (4)		¥ (3,387)		¥ (228)

[1]	* The comparative information is restated due to the adjustments made to the provisional amounts of Next Finance’s identifiable assets acquired and liabilities assumed. See Note 1 “Reporting Entity"